Preferred Stock - Schedule of Preferred Stock (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Class of Stock [Line Items]
Balance at June 30, 2017	$ 432,657
Preferred Stock Purchase Agreement | Preferred Stock
Class of Stock [Line Items]
Issuance of preferred stock in connection with the Acquisition	435,000
Costs incurred related to the issuance of preferred stock	(2,416)
Preferred stock dividends	73
Balance at June 30, 2017	$ 432,657